OPERATING LEASES	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]
NOTE 11 – LEASES AND COMMITMENTS

The Company rents administrative space in Clearwater, Florida at $877 per month on a month to month basis, and rents retail space in Pueblo, Colorado at $2,000 per month on a month to month basis. The Company also rented a small apartment at $750 per month until December 31, 2016.

On May 1, 2016, the Company entered into an employment agreement with its CEO. The term of the employment is through December 31, 2019 and at a starting salary of $170,000 and annual bonus at 35% of the salary. Any salary and bonus increases must be reviewed and approved by the Company’s board of directors. The agreement provides for a monthly reimbursement of $1,000 for the rental of a second office owned by the CEO and a monthly automobile allowance of $1,000. During the year ended December 31, 2016, expenses related to the office rental and automobile allowance totaled $16,000 of which $4,000 remained owed to the CEO at December 31, 2016. As such, the Company is committed to an annual expenditures of $24,000 for each of the years ended December 31, 2017, 2018 and 2019.

Rent expense for the above leases and commitments for the years ended December 31, 2016 and 2015 were approximately $35,300 and $22,000, respectively.